Patent Finance Obligation - Schedule of Payments Expected (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 8,556
2017	13,556
2018	7,165
Total	$ 29,277	$ 47,405